Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Statutory federal income tax rate	(34.00%)	(34.00%)
State income taxes and other	0.00%	0.00%
Change in valuation allowance	34.00%	34.00%
Effective tax rate